SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation	$ 9,022	$ 15,274	$ 114,205	$ 3,657	$ 3,269
Total	$ 1,240	$ 1,380	4,112	992	661
Selling and marketing expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation			2,610	76	28
Salaries and related expenses			1,063	398	176
Business development			160
Travel expenses			144	8	24
Marketing expenses			120	507	433
Other			15	3
Total			$ 4,112	$ 992	$ 661